Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 118.0	$ 108.6	$ 111.6
Provisions Charged to Earnings	24.1	29.2	25.9
Write-Offs	(26.4)	(23.2)	(25.0)
Translation Adjustments	2.6	2.9	(4.7)
Reclassifications and Other	0.3	0.5	0.8
Balance at End of Year	$ 118.6	$ 118.0	$ 108.6